Interests in Resource Properties - assets included in non-current assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	$ 273,250
Ending balance	270,070	$ 273,250
Costs
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	263,736	75,871
Decommissioning obligations	1,167	(338)
Reversal of impairment losses		188,203
Ending balance	264,903	263,736
Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	7,493	5,022
Additions	4,347	2,471
Reversal of impairment losses		0
Ending balance	11,840	7,493
Interest in iron ore mine and hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	256,243	70,849
Additions	0	0
Ending balance	253,063	256,243
Interest in an iron ore development project
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	218,203
Ending balance	216,575	218,203
Interest in an iron ore development project | Costs
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	218,203	30,000
Decommissioning obligations	0	0
Reversal of impairment losses		188,203
Ending balance	218,203	218,203
Interest in an iron ore development project | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	0	0
Additions	1,628	0
Reversal of impairment losses		0
Ending balance	1,628	0
Hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	38,040
Ending balance	36,488	38,040
Hydrocarbon development and production assets | Costs
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	45,533	45,871
Decommissioning obligations	1,167	(338)
Ending balance	46,700	45,533
Hydrocarbon development and production assets | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	7,493	5,022
Additions	2,719	2,471
Reversal of impairment losses		0
Ending balance	$ 10,212	$ 7,493